Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales (Notes 6,14 and 17)	¥ 3,593,299	¥ 3,951,937	¥ 4,080,015
Cost of sales (Notes 5, 7, 10, and 18)	1,983,266	2,116,383	2,089,461
Gross profit	1,610,033	1,835,554	1,990,554
Operating expenses (Notes 1, 5, 7, 10, 15, 18 and 19):
Selling, general and administrative expenses	1,136,863	1,176,760	1,301,666
Research and development expenses	298,503	315,842	333,371
Impairment losses on goodwill			33,912
Operating expenses	1,435,366	1,492,602	1,668,949
Operating profit	174,667	342,952	321,605
Other income (deductions):
Interest and dividend income	5,526	6,604	6,012
Interest expense	(1,038)	(797)	(818)
Other, net (Notes 1, 2,10, 13 and 17)	16,585	14,133	27,085
Other income (deductions)	21,073	19,940	32,279
Income before income taxes	195,740	362,892	353,884
Income taxes (Note 11)	56,223	96,150	98,024
Consolidated net income	139,517	266,742	255,860
Less: Net income attributable to noncontrolling interests	14,412	13,987	13,937
Net income attributable to Canon Inc.	¥ 125,105	¥ 252,755	¥ 241,923
Net income attributable to Canon Inc. shareholders per share (Note 16):
Basic	¥ 116.93	¥ 234.09	¥ 222.88
Diluted	116.91	234.08	222.88
Cash dividends per share	¥ 160.00	¥ 160.00	¥ 160.00
Products And Equipment
Net sales (Notes 6,14 and 17)	¥ 2,835,428	¥ 3,194,724	¥ 3,521,156
Cost of sales (Notes 5, 7, 10, and 18)	1,627,858	1,762,171	1,875,581
Services
Net sales (Notes 6,14 and 17)	757,871	757,213	558,859
Cost of sales (Notes 5, 7, 10, and 18)	¥ 355,408	¥ 354,212	¥ 213,880